ACQUISITION	9 Months Ended
Sep. 30, 2012
Notes to Financial Statements
NOTE 5 - ACQUISITION

On August 1, 2011, pursuant to the Agreement, HDS acquired certain assets of GNR in exchange for assumption of debt and financial obligations of GNR (the “Acquisition”). From the date of inception of the Company and GNR until the time of the Acquisition, the President and sole owner of the Company held a 44% ownership interest in GNR, with the remaining 56% ownership interest of GNR being held by the brother of the Company’s President. Prior to the acquisition, the Company and GNR were considered entities under common control, with common ownership, as control and ownership of each entity resided with the Company’s President and an immediate family member.

Pursuant to ASC Subtopic 805-50, HDS recorded assets acquired and liabilities assumed at their carrying value, which equaled historical cost, on the date of transfer. Carrying value of assets and liabilities acquired by the Company as of the acquisition date consisted of:

Assets Acquired
Inventory	$40,550

Liabilities Assumed
Accounts payable	2,733
Due to Healthrite	7,000
Line of credit	130,488
Total Liabilities Assumed	140,221

Net Liabilities Assumed	$99,671

Pursuant to ASC Section 805-50-45, the Acquisition was accounted for as a transfer between entities under common control, whereas results of operations for the period in which the Acquisition occurred are reported as though the Acquisition had occurred at the beginning of the period. Accordingly, results of operations, presented in the accompanying combined financial statements, for the period January 1, 2011 through July 31, 2011 are comprised of combined operations of the Company and GNR, as separate entities, and beginning August 1, 2011, results of operations are comprised of the operations of the Company, including results of operations related to the assets acquired and liabilities acquired pursuant to the Agreement.

Intercompany transactions occurred on or after August 1, 2011 have been eliminated. Likewise, for the period January 1, 2011 through July 31, 2011, effects of any intra-entity transactions (between HDS and GNR) have been eliminated, resulting in operations for the period prior to Acquisition date essentially being on the same basis as operations post Acquisition date.